Income Tax - Reconciliations of effective income tax rate (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliations income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(6.00%)	(5.00%)	(6.00%)
Valuation allowance	(15.00%)	(40.00%)	(83.00%)
Tax effect relating to forgiveness of payables	(17.00%)
Others	(1.00%)	(2.00%)	(1.00%)
Effective tax rate	(14.00%)	(22.00%)	(65.00%)